Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
For fiscal 2015, the Company completed the acquisitions of twelve collection companies. Consideration transferred amounted to approximately $56.3 for these acquisitions, of which $6.6 will be paid in subsequent years. The Company recorded a reduction to the purchase price of prior year acquisitions during fiscal 2015 in the amount of $0.3. The goodwill recognized of $12.0 represents synergies from the combined operations of the acquired entities and the Company. The Company is still reviewing information surrounding property and equipment, intangible assets and current liabilities resulting from the acquisitions, which may result in changes to the Company’s preliminary purchase price allocation during fiscal 2016. Transaction costs related to these acquisitions were not significant for fiscal 2015.
For fiscal 2014, the Company completed the acquisitions of eight collection companies. Consideration transferred amounted to approximately $8.6 for these acquisitions, of which $0.8 was paid in 2015. Transaction costs related to these acquisitions were not significant for fiscal 2014.
For the year ended December 31, 2013, the Company completed the acquisitions of seventeen collection companies. Consideration transferred amounted to approximately $31.3 for these acquisitions during fiscal 2013, of which $1.5 was paid in 2014. Transaction costs related to these acquisitions were not significant for the year ended December 31, 2013.
The results of operations of each acquisition are included in the consolidated statements of operations of the Company subsequent to the closing date of each acquisition.

The following table summarizes the estimated fair values of the assets acquired by year of acquisition:

	2015	2014
Current assets	$2.8	$0.5
Property and equipment	20.4	2.6
Goodwill	12.0	1.3
Other intangible assets	31.2	5.5
Total assets acquired	66.4	9.9
Current liabilities	4.3	1.3
Total liabilities assumed	10.1	1.3
Net assets acquired	$56.3	$8.6

The following table presents the allocation of the purchase price to other intangible assets:

	2015	2014
Customer lists and contracts	$27.8	$4.3
Noncompete	2.6	1.2
Other	0.8	—
	$31.2	$5.5

The amount of goodwill recorded related to 2015 acquisitions for the South Segment, East Segment, and Midwest Segment was $1.6, $1.4, and $9.0, respectively. The amount of goodwill deductible for tax purposes related to acquisitions in fiscal 2015 and fiscal 2014 was $4.1 and $1.3, respectively. The total amount of goodwill deductible for tax purposes was $100.8 and $113.7 at December 31, 2015 and 2014, respectively.
The weighted average life of other intangible assets in years is as follows:

Customer lists and contracts	15
Noncompete	5

Goodwill and intangible assets increased by $0.1, $0.1 and $26.6, for the years ended December 31, 2015, 2014 and 2013, respectively, as a result of purchase price adjustments of acquisitions from the previous year. The increases were primarily related to working capital adjustments as a result of finalizing the purchase accounting for the acquisitions.